Segment information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)
Segment information
Number of operating segment | segment	1
Loss after tax	$ (76,686)	$ (102,169)
Income tax benefit/(expense)	2,514	(7,066)
Net finance costs	(109,128)	(141,122)
Net change in fair value of financial instruments	(57,298)	(109,323)
Operating profit	29,928	46,019
Material reconciling items
Segment information
Income tax benefit/(expense)	(2,514)	7,066
Net finance costs	51,830	31,799
Net change in fair value of financial instruments	57,298	109,323
Operating profit	29,928	46,019
Depreciation and amortization	37,882	38,365
Organizational restructuring expenses		988
IPO and transaction costs1	2,717	2,615
Other significant expenses2	(10,693)	(2,582)
Adjusted EBITDA	$ 81,220	$ 90,569